Deposits, prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Prepayments And Other Assets [Abstract]
Summary Of Prepayments And Other Assets

	2023	2022
(in $ millions)	$	$
Non-current
Deposits	102	130
Loan receivable as part of co-investing arrangement	94	87
	196	217
Current
Prepayments	55	70
Tax recoverable	30	46
Deposits	108	54
Others	27	24
Less: Loss allowance	(12)	(12)
	208	182